PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Components of Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 7,368,805	$ 5,549,824
State	1,062,245	1,603,117
Total Current	8,431,050	7,152,941
Deferred:
Federal	939,848	(7,949,438)
State	572,484	(3,588,657)
Total Deferred	1,512,332	(11,538,095)
Reported Income Tax Expense	$ 9,943,382	$ (4,385,154)